Stock-Based Compensation (Details) - Schedule of of the equity incentive plan activity - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Schedule of the Equity Incentive Plan Activity [Abstract]
Number of Options Outstanding,Balance	13,845,291
Weighted- Average Exercise Price,Balance	$ 0.59
Weighted- Average Remaining Contractual Life (years),Balance	6 years 7 months 28 days
Aggregate Intrinsic Value,Balance
Number of Options Outstanding,Vested and expected to vest		10,953,424
Weighted- Average Exercise Price,Vested and expected to vest		$ 0.73
Weighted- Average Remaining Contractual Life (years),Vested and expected to vest		6 years 1 month 9 days
Aggregate Intrinsic Value,Vested and expected to vest		$ 17,741
Number of Options Outstanding,Exercisable		8,745,509
Weighted- Average Exercise Price,Exercisable		$ 0.46
Weighted- Average Remaining Contractual Life (years),Exercisable		5 years 7 months 13 days
Aggregate Intrinsic Value,Exercisable		$ 16,141
Number of Options Outstanding,Retrospective application of recapitalization		(2,631,676)
Weighted- Average Exercise Price,Retrospective application of recapitalization		$ 0.14
Weighted- Average Remaining Contractual Life (years),Retrospective application of recapitalization
Aggregate Intrinsic Value,Retrospective application of recapitalization
Number of Options Outstanding,Adjusted Balance		11,213,615
Weighted- Average Exercise Price,Adjusted Balance		$ 0.73
Weighted- Average Remaining Contractual Life (years),Adjusted Balance		6 years 7 months 28 days
Number of Options Outstanding,Exercised		(146,823)
Weighted- Average Exercise Price,Exercised		$ 0.39
Weighted- Average Remaining Contractual Life (years),Exercised
Aggregate Intrinsic Value,Exercised
Number of Options Outstanding,Forfeited and expired		(113,368)
Weighted- Average Exercise Price,Forfeited and expired		$ 1.57
Weighted- Average Remaining Contractual Life (years),Forfeited and expired
Aggregate Intrinsic Value,Forfeited and expired
Number of Options Outstanding,Balance		10,953,424
Weighted- Average Exercise Price,Balance		$ 0.73
Weighted- Average Remaining Contractual Life (years),Balance		6 years 1 month 9 days
Aggregate Intrinsic Value,Balance